Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Auction rate securities	$ 44.5	$ 60.5
Supplemental executive retirement plan assets	23.0	18.7
Derivatives, net	16.4	13.2
Total financial assets	83.9	92.4
Level 1 [Member]
Supplemental executive retirement plan assets	23.0	18.7
Total financial assets	23.0	18.7
Level 2 [Member]
Derivatives, net	16.4	13.2
Total financial assets	16.4	13.2
Level 3 [Member]
Auction rate securities	44.5	60.5
Total financial assets	$ 44.5	$ 60.5